OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2017
Other Liabilities [Abstract]
Schedule of Other Liabilities
Other liabilities as of June 30, 2017 and 2016 consisted of:

	2017	2016
Other tax payable	$771,293	$510,147
Payable to an equipment provider for initial investment in direct financing lease	-	407,679
Accrued payroll	45,356	42,898
Other payables	76,920	3,385
	$893,569	$964,109